Credit risk - Schedule of Securities Lending Transactions (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through other comprehensive income	£ 36,257	£ 30,344
Loans and advances securitised1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through other comprehensive income	£ 4,846	£ 5,714